Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main items related to operating activities
Overdue receivables	$ 4,197	$ 3,760	$ 3,767
Due in less than 90 days
Main items related to operating activities
Overdue receivables	2,140	2,089	1,993
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	239	357	273
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	553	402	450
Due after 12 months
Main items related to operating activities
Overdue receivables	1,265	912	1,051
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(674)	(624)	(576)
Increase (net)	(107)	(89)	(62)
Currency translation adjustments and other variations	(50)	39	14
Valuation allowance as of the end of the period	(831)	(674)	(624)
Other current assets
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(335)	(573)	(461)
Increase (net)	37	(46)	(148)
Currency translation adjustments and other variations	23	284	36
Valuation allowance as of the end of the period	$ (275)	$ (335)	$ (573)